UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Mortgage Backed Securities Central Fund

November 30, 2013

1.841407.107

MBSCEN-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 89.7%
	Principal Amount	Value
Fannie Mae - 42.3%
1.75% 10/1/34 (c)	$ 40,061	$ 41,441
1.89% 2/1/33 (c)	16,632	17,286
1.899% 1/1/35 (c)	28,923	30,097
1.91% 12/1/34 (c)	346,444	360,910
1.932% 10/1/33 (c)	22,738	23,567
1.94% 1/1/35 (c)	1,940,458	2,019,189
1.949% 7/1/35 (c)	123,910	129,078
1.962% 10/1/33 (c)	177,759	184,831
1.965% 3/1/35 (c)	291,011	303,787
2.05% 3/1/35 (c)	54,874	56,554
2.136% 12/1/34 (c)	99,307	104,469
2.23% 7/1/34 (c)	191,548	199,452
2.255% 9/1/36 (c)	429,006	450,652
2.303% 6/1/36 (c)	248,659	263,764
2.332% 3/1/35 (c)	470,172	497,299
2.335% 9/1/35 (c)	651,183	682,557
2.337% 9/1/36 (c)	777,196	828,685
2.344% 5/1/36 (c)	963,085	1,011,415
2.356% 1/1/35 (c)	1,400,660	1,460,712
2.396% 5/1/35 (c)	1,658,637	1,748,729
2.422% 10/1/33 (c)	681,726	714,451
2.446% 3/1/33 (c)	754,753	797,186
2.5% 5/1/27 to 8/1/43	284,001,021	274,005,519
2.5% 12/1/28 (a)	175,000,000	174,835,938
2.536% 6/1/42 (c)	2,362,016	2,437,833
2.542% 11/1/36 (c)	694,514	740,526
2.573% 5/1/36 (c)	1,348,676	1,438,026
2.576% 7/1/34 (c)	1,452,394	1,546,498
2.604% 7/1/35 (c)	834,463	886,949
2.614% 6/1/47 (c)	833,185	876,054
2.655% 9/1/37 (c)	158,492	168,992
2.801% 6/1/36 (c)	2,387,924	2,504,101
2.949% 11/1/40 (c)	1,550,068	1,633,904
2.959% 9/1/41 (c)	1,780,682	1,868,622
2.965% 8/1/41 (c)	11,272,524	11,845,636
3% 12/1/28 (a)	2,100,000	2,165,953
3% 4/1/32 to 9/1/43	752,455,121	727,178,931
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3% 12/1/43 (a)	$ 100,000,000	$ 96,531,250
3% 12/1/43 (a)	142,800,000	137,846,625
3.093% 10/1/41 (c)	909,079	956,843
3.175% 3/1/42 (c)	69,355,270	72,892,694
3.227% 7/1/41 (c)	2,733,405	2,877,580
3.348% 10/1/41 (c)	1,581,590	1,675,964
3.381% 9/1/41 (c)	2,619,151	2,742,462
3.495% 3/1/40 (c)	4,445,151	4,673,965
3.5% 4/1/42 to 11/1/43	533,182,808	535,942,192
3.516% 12/1/39 (c)	3,662,895	3,858,838
3.551% 7/1/41 (c)	2,951,152	3,137,338
4% 4/1/24 to 6/1/43	808,963,773	848,402,360
4% 12/1/43 (a)	69,800,000	72,848,299
4% 12/1/43 (a)	42,000,000	43,834,220
4.5% 4/1/21 to 10/1/41	369,518,629	395,637,866
4.5% 12/1/43 (a)	17,500,000	18,679,883
4.5% 12/1/43 (a)	33,300,000	35,545,149
5% 3/1/18 to 8/1/40	225,744,701	245,463,149
5.209% 7/1/37 (c)	536,531	579,118
5.5% 12/1/17 to 6/1/40	274,624,053	300,767,871
5.5% 12/1/43 (a)	41,700,000	45,622,406
5.565% 8/1/46 (c)	183,363	197,918
6% 2/1/17 to 1/1/42	151,719,304	168,085,512
6.19% 3/1/37 (c)	129,219	134,743
6.295% 4/1/37 (c)	736,132	764,361
6.5% 1/1/14 to 4/1/37	21,952,708	24,146,326
7% 3/1/15 to 7/1/37	12,220,184	14,086,698
7.5% 10/1/15 to 2/1/32	5,030,085	5,920,662
8% 12/1/17 to 3/1/37	80,750	96,428
8.5% 1/1/15 to 7/1/31	78,164	88,229
9.5% 4/1/16 to 2/1/25	217,963	248,725
12.5% 3/1/16	72	75
		4,300,345,342
Freddie Mac - 24.4%
1.5% 8/1/37 (c)	193,304	197,832
1.82% 3/1/35 (c)	814,815	843,683
2.019% 2/1/37 (c)	976,328	1,014,809
2.064% 12/1/35 (c)	1,454,617	1,517,755
2.095% 8/1/37 (c)	472,111	497,667
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.137% 5/1/37 (c)	$ 514,028	$ 539,660
2.139% 1/1/36 (c)	478,659	502,708
2.166% 6/1/33 (c)	1,652,788	1,731,720
2.175% 6/1/37 (c)	160,190	167,785
2.184% 3/1/36 (c)	1,274,636	1,334,541
2.2% 3/1/37 (c)	187,289	193,890
2.375% 5/1/37 (c)	405,083	429,492
2.377% 10/1/35 (c)	1,310,708	1,367,952
2.385% 6/1/37 (c)	168,812	179,096
2.397% 3/1/36 (c)	1,818,289	1,914,748
2.407% 6/1/33 (c)	5,171,097	5,472,262
2.412% 10/1/36 (c)	2,242,400	2,376,468
2.437% 6/1/37 (c)	1,510,968	1,611,070
2.469% 11/1/35 (c)	1,182,329	1,252,812
2.492% 4/1/35 (c)	43,867	46,106
2.5% 5/1/28 to 8/1/28 (h)	97,605,477	97,788,496
2.513% 6/1/37 (c)	347,768	368,719
2.548% 3/1/35 (c)	7,571,851	8,064,196
2.595% 4/1/37 (c)	43,011	45,860
2.614% 4/1/36 (c)	1,414,681	1,495,068
2.67% 6/1/36 (c)	412,265	439,578
2.699% 4/1/37 (c)	645,354	688,109
2.795% 7/1/36 (c)	697,380	743,582
3% 8/1/42 to 3/1/43	243,829,196	234,615,659
3% 12/1/43 (a)	132,000,000	126,843,750
3.036% 3/1/33 (c)	35,095	37,191
3.064% 10/1/35 (c)	324,465	345,961
3.089% 9/1/41 (c)	14,832,622	15,557,085
3.223% 4/1/41 (c)	1,726,803	1,815,655
3.242% 9/1/41 (c)	1,636,960	1,728,731
3.283% 6/1/41 (c)	2,148,968	2,269,333
3.466% 5/1/41 (c)	1,818,855	1,931,379
3.5% 1/1/26 to 10/1/43 (b)	649,217,577	654,443,258
3.63% 6/1/41 (c)	2,741,056	2,914,881
3.715% 5/1/41 (c)	2,730,573	2,908,798
4% 6/1/24 to 5/1/42	460,827,329	482,144,688
4.5% 6/1/25 to 10/1/41	342,975,680	367,002,542
5% 6/1/20 to 4/1/41	196,027,318	212,370,064
5.134% 4/1/38 (c)	2,714,917	2,905,657
5.5% 10/1/17 to 4/1/41	126,212,035	137,884,996
5.92% 4/1/37 (c)	263,568	272,793
6% 7/1/16 to 12/1/37	24,144,754	26,647,503
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.442% 12/1/36 (c)	$ 2,246,786	$ 2,369,205
6.5% 8/1/14 to 9/1/39	51,431,338	57,278,624
7% 6/1/21 to 9/1/36	11,910,879	13,816,573
7.5% 7/1/14 to 6/1/32	377,944	424,771
8% 7/1/16 to 1/1/37	404,984	486,210
8.5% 5/1/17 to 9/1/29	327,733	395,121
9% 5/1/17 to 10/1/20	2,812	3,067
9.5% 5/1/21 to 7/1/21	5,358	6,048
10% 11/15/18 to 8/1/21	2,155	2,436
11% 8/1/15 to 9/1/20	13,216	14,052
12% 7/1/15	150	158
12.5% 6/1/19	53	57
13% 6/1/15	22	22
		2,482,261,932
Ginnie Mae - 23.0%
3% 8/20/42 to 6/15/43	198,238,292	193,937,560
3.5% 11/15/40 to 9/15/43	235,570,871	240,227,556
3.5% 12/1/43 (a)	58,300,000	59,579,866
3.5% 12/1/43 (a)	81,500,000	83,289,178
3.5% 12/1/43 (a)	160,700,000	164,227,863
4% 1/15/25 to 8/15/43	254,528,558	269,028,802
4% 12/1/43 (a)	8,700,000	9,160,148
4.497% 1/20/62 (g)	12,057,134	13,296,680
4.5% 6/20/33 to 8/15/41	566,549,098	612,419,364
4.564% 11/20/61 (g)	14,087,161	15,508,330
4.751% 12/20/60 (g)	31,373,564	34,307,462
4.814% 1/20/61 (g)	41,035,468	45,062,607
5% 12/15/32 to 9/15/41	304,155,613	335,025,113
5.294% 5/20/60 (g)	33,710,724	37,548,049
5.5% 4/15/29 to 9/15/39	34,811,910	38,338,574
5.513% 2/20/60 (g)	24,948,915	27,987,543
6% 4/15/28 to 11/15/39	120,107,317	135,385,122
6.5% 3/20/31 to 10/15/38	3,444,908	3,963,242
7% 6/15/22 to 3/15/33	10,533,682	12,486,571
7.5% 1/15/17 to 9/15/31	5,018,426	5,915,852
8% 8/15/16 to 11/15/29	1,866,315	2,213,188
8.5% 11/15/16 to 1/15/31	266,321	322,355
9% 8/15/19 to 1/15/23	17,198	19,843
9.5% 12/15/20 to 2/15/25	9,085	10,508
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
10.5% 3/20/16 to 1/20/18	$ 35,475	$ 39,626
11% 4/20/14 to 9/20/19	13,341	15,250
		2,339,316,252
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,107,716,279)		9,121,923,526
Collateralized Mortgage Obligations - 10.8%

U.S. Government Agency - 10.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.966% 2/25/32 (c)	264,719	269,040
Series 2002-39 Class FD, 1.1675% 3/18/32 (c)	402,213	410,774
Series 2002-60 Class FV, 1.166% 4/25/32 (c)	546,818	560,414
Series 2002-63 Class FN, 1.166% 10/25/32 (c)	728,631	745,740
Series 2002-7 Class FC, 0.916% 1/25/32 (c)	281,411	284,581
Series 2002-94 Class FB, 0.566% 1/25/18 (c)	630,653	634,235
Series 2003-118 Class S, 7.934% 12/25/33 (c)(d)(f)	8,632,301	1,766,273
Series 2006-104 Class GI, 6.514% 11/25/36 (c)(d)(f)	6,516,939	1,357,363
Series 2006-33 Class CF, 0.466% 5/25/36 (c)	5,590,566	5,601,384
Series 2007-57 Class FA, 0.396% 6/25/37 (c)	6,866,172	6,856,008
Series 2008-76 Class EF, 0.666% 9/25/23 (c)	5,046,283	5,074,807
Series 2013-121 Class SA, 5.93% 12/25/43 (c)(f)	119,504,000	15,595,272
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	411,087	454,830
Series 1993-207 Class H, 6.5% 11/25/23	5,428,427	6,020,685
Series 1994-23 Class PZ, 6% 2/25/24	14,166,250	15,715,731
Series 1996-28 Class PK, 6.5% 7/25/25	1,755,271	1,947,888
Series 1999-17 Class PG, 6% 4/25/29	4,582,251	5,042,867
Series 1999-32 Class PL, 6% 7/25/29	3,899,693	4,303,701
Series 1999-33 Class PK, 6% 7/25/29	2,284,107	2,522,774
Series 2001-52 Class YZ, 6.5% 10/25/31	262,791	295,898
Series 2003-28 Class KG, 5.5% 4/25/23	3,245,690	3,571,522
Series 2004-21 Class QE, 4.5% 11/25/32	721,326	744,031
Series 2005-102 Class CO, 11/25/35 (e)	2,358,573	2,166,541
Series 2005-73 Class SA, 17.1184% 8/25/35 (c)(f)	1,825,379	2,222,749
Series 2005-81 Class PC, 5.5% 9/25/35	2,150,000	2,447,371
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class: - continued
Series 2006-105 Class MD, 5.5% 6/25/35	$ 4,664,000	$ 4,950,059
Series 2006-12 Class BO, 10/25/35 (e)	10,130,152	9,711,631
Series 2006-37 Class OW, 5/25/36 (e)	1,551,235	1,383,447
Series 2006-45 Class OP, 6/25/36 (e)	3,389,771	2,953,184
Series 2006-62 Class KP, 4/25/36 (e)	4,501,839	3,834,896
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	882,720	1,011,005
Series 1999-25 Class Z, 6% 6/25/29	3,328,483	3,684,612
Series 2001-20 Class Z, 6% 5/25/31	4,422,262	4,874,078
Series 2001-31 Class ZC, 6.5% 7/25/31	2,357,291	2,648,594
Series 2002-16 Class ZD, 6.5% 4/25/32	1,263,544	1,422,868
Series 2002-74 Class SV, 7.384% 11/25/32 (c)(d)	4,874,775	978,234
Series 2002-79 Class Z, 5.5% 11/25/22	6,459,359	7,058,032
Series 2010-50 Class FA, 0.516% 1/25/24 (c)	1,153,160	1,154,138
Series 1993-165 Class SH, 19.3303% 9/25/23 (c)(f)	203,038	266,709
Series 2003-21 Class SK, 7.934% 3/25/33 (c)(d)(f)	779,455	163,565
Series 2003-35 Class TQ, 7.334% 5/25/18 (c)(d)(f)	563,428	61,369
Series 2003-42 Class SJ, 6.884% 11/25/22 (c)(d)(f)	193,728	5,062
Series 2005-104 Class NI, 6.534% 3/25/35 (c)(d)(f)	20,549,459	3,034,769
Series 2005-72 Class ZC, 5.5% 8/25/35	21,324,349	23,823,889
Series 2007-57 Class SA, 39.624% 6/25/37 (c)(f)	2,055,409	3,841,922
Series 2007-66:
Class FB, 0.566% 7/25/37 (c)	7,997,767	8,052,068
Class SA, 38.604% 7/25/37 (c)(f)	3,084,249	6,037,796
Class SB, 38.604% 7/25/37 (c)(f)	1,332,961	2,514,251
Series 2008-12 Class SG, 6.184% 3/25/38 (c)(d)(f)	19,799,383	2,736,104
Series 2009-114 Class AI, 5% 12/25/23 (d)	5,741,770	411,764
Series 2009-16 Class SA, 6.084% 3/25/24 (c)(d)(f)	5,018,493	367,258
Series 2009-76 Class MI, 5.5% 9/25/24 (d)	2,888,178	220,591
Series 2009-85 Class IB, 4.5% 8/25/24 (d)	2,444,269	210,414
Series 2009-93 Class IC, 4.5% 9/25/24 (d)	3,648,127	315,550
Series 2010-112 Class SG, 6.194% 6/25/21 (c)(d)(f)	3,395,589	313,423
Series 2010-12 Class AI, 5% 12/25/18 (d)	10,613,617	888,886
Series 2010-135 Class LS, 5.884% 12/25/40 (c)(d)(f)	16,996,703	2,797,028
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	15,528,387	2,639,385
Series 2010-17 Class DI, 4.5% 6/25/21 (d)	2,410,414	183,090
Series 2010-23:
Class AI, 5% 12/25/18 (d)	4,792,007	365,409
Class HI, 4.5% 10/25/18 (d)	2,950,662	229,600
Series 2010-29 Class LI, 4.5% 6/25/19 (d)	9,818,290	737,925
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-96 Class DI, 4% 5/25/23 (d)	$ 734,915	$ 3,283
Series 2010-97 Class CI, 4.5% 8/25/25 (d)	7,640,559	734,365
Series 2011-39 Class ZA, 6% 11/25/32	10,936,183	12,237,096
Series 2011-67 Class AI, 4% 7/25/26 (d)	5,058,962	584,971
Series 2011-83 Class DI, 6% 9/25/26 (d)	9,428,081	1,491,528
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 7/1/18 (d)	1,792,704	141,578
Class 5, 5.5% 8/1/33 (d)	2,553,093	417,642
Series 343 Class 16, 5.5% 5/1/34 (d)	2,019,454	343,705
Series 348 Class 14, 6.5% 8/1/34 (c)(d)	1,467,431	296,337
Series 351:
Class 12, 5.5% 4/1/34 (c)(d)	995,827	163,066
Class 13, 6% 3/1/34 (d)	1,287,681	222,762
Series 359 Class 19, 6% 7/1/35 (d)	1,079,073	185,017
Series 384 Class 6, 5% 7/25/37 (d)	12,494,211	1,985,566
Freddie Mac:
floater:
Series 2412 Class FK, 0.9677% 1/15/32 (c)	205,586	208,749
Series 2423 Class FA, 1.0677% 3/15/32 (c)	319,122	325,632
Series 2424 Class FM, 1.1677% 3/15/32 (c)	404,537	414,000
Series 2432:
Class FE, 1.0677% 6/15/31 (c)	533,397	544,501
Class FG, 1.0677% 3/15/32 (c)	187,734	191,407
floater planned amortization class Series 3153 Class FX, 0.5177% 5/15/36 (c)	11,710,367	11,729,808
floater target amortization class Series 3366 Class FD, 0.4177% 5/15/37 (c)	13,941,336	13,924,678
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (e)	7,926,059	7,363,351
Series 2095 Class PE, 6% 11/15/28	4,685,361	5,183,026
Series 2101 Class PD, 6% 11/15/28	400,364	440,368
Series 2121 Class MG, 6% 2/15/29	1,998,960	2,203,365
Series 2131 Class BG, 6% 3/15/29	13,456,908	14,873,212
Series 2137 Class PG, 6% 3/15/29	2,019,576	2,226,913
Series 2154 Class PT, 6% 5/15/29	3,173,401	3,494,495
Series 2162 Class PH, 6% 6/15/29	815,644	896,902
Series 2425 Class JH, 6% 3/15/17	716,796	757,329
Series 2520 Class BE, 6% 11/15/32	4,665,077	5,142,474
Series 2585 Class KS, 7.4323% 3/15/23 (c)(d)(f)	358,508	58,843
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class: - continued
Series 2590 Class YR, 5.5% 9/15/32 (d)	$ 32,018	$ 769
Series 2802 Class OB, 6% 5/15/34	9,988,827	11,132,810
Series 2937 Class KC, 4.5% 2/15/20	15,877,246	16,873,207
Series 2962 Class BE, 4.5% 4/15/20	14,339,256	15,274,718
Series 3002 Class NE, 5% 7/15/35	8,863,266	9,733,009
Series 3110 Class OP, 9/15/35 (e)	5,776,754	5,517,037
Series 3119 Class PO, 2/15/36 (e)	8,263,853	6,993,793
Series 3121 Class KO, 3/15/36 (e)	1,976,267	1,759,554
Series 3123 Class LO, 3/15/36 (e)	5,157,706	4,300,638
Series 3145 Class GO, 4/15/36 (e)	4,706,829	4,321,371
Series 3189 Class PD, 6% 7/15/36	7,610,000	8,868,633
Series 3225 Class EO, 10/15/36 (e)	3,582,996	3,097,658
Series 3258 Class PM, 5.5% 12/15/36	5,195,763	5,778,248
Series 3415 Class PC, 5% 12/15/37	5,641,516	6,074,838
Series 3786 Class HI, 4% 3/15/38 (d)	13,603,680	2,258,638
Series 3806 Class UP, 4.5% 2/15/41	24,650,974	26,572,660
Series 3832 Class PE, 5% 3/15/41	11,935,000	12,578,911
sequential payer:
Series 2135 Class JE, 6% 3/15/29	884,182	973,743
Series 2274 Class ZM, 6.5% 1/15/31	955,225	1,075,097
Series 2281 Class ZB, 6% 3/15/30	2,575,160	2,831,671
Series 2303 Class ZV, 6% 4/15/31	1,016,823	1,124,598
Series 2357 Class ZB, 6.5% 9/15/31	7,399,409	8,374,003
Series 2502 Class ZC, 6% 9/15/32	2,321,093	2,572,751
Series 2519 Class ZD, 5.5% 11/15/32	4,474,053	4,873,059
Series 2546 Class MJ, 5.5% 3/15/23	2,133,576	2,295,754
Series 2601 Class TB, 5.5% 4/15/23	869,000	962,615
Series 2998 Class LY, 5.5% 7/15/25	2,011,000	2,239,424
Series 3013 Class VJ, 5% 1/15/14	62,381	62,487
Series 3859 Class JB, 5% 5/15/41	34,232,187	37,463,490
Series 4176 Class BA, 3% 2/15/33	15,149,845	15,681,040
Series 2844:
Class SC, 45.71% 8/15/24 (c)(f)	133,926	253,408
Class SD, 84.2699% 8/15/24 (c)(f)	197,030	516,813
Series 2947 Class XZ, 6% 3/15/35	9,165,967	10,142,944
Series 3055 Class CS, 6.4223% 10/15/35 (c)(d)	5,224,862	810,132
Series 3244 Class SG, 6.4923% 11/15/36 (c)(d)(f)	10,263,989	1,839,471
Series 3274 Class SM, 6.2623% 2/15/37 (c)(d)	6,662,114	943,938
Series 3284 Class CI, 5.9523% 3/15/37 (c)(d)	26,782,360	4,275,739
Series 3287 Class SD, 6.5823% 3/15/37 (c)(d)(f)	17,169,616	3,508,908
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3297 Class BI, 6.5923% 4/15/37 (c)(d)(f)	$ 24,389,410	$ 4,524,384
Series 3336 Class LI, 6.4123% 6/15/37 (c)(d)	11,066,420	1,672,430
Series 3772 Class BI, 4.5% 10/15/18 (d)	11,179,351	775,073
Series 3949 Class MK, 4.5% 10/15/34	7,850,000	8,458,021
Series 4181 Class LA, 3% 3/15/37	20,954,947	21,522,443
Series 4182 Class BA, 3% 6/15/37	84,974,093	87,810,784
target amortization class Series 2156 Class TC, 6.25% 5/15/29	2,734,810	3,010,463
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.0677% 2/15/24 (c)	983,467	998,934
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	2,064,183	2,275,930
Series 2056 Class Z, 6% 5/15/28	3,500,651	3,863,705
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5145% 6/16/37 (c)(d)(f)	4,848,556	894,307
Series 2010-H03 Class FA, 0.7186% 3/20/60 (c)(g)	41,835,978	41,679,512
Series 2010-H17 Class FA, 0.4986% 7/20/60 (c)(g)	4,807,949	4,740,383
Series 2010-H18 Class AF, 0.478% 9/20/60 (c)(g)	5,189,339	5,119,346
Series 2010-H19 Class FG, 0.478% 8/20/60 (c)(g)	6,698,558	6,610,016
Series 2010-H27 Series FA, 0.558% 12/20/60 (c)(g)	10,588,974	10,481,919
Series 2011-H05 Class FA, 0.678% 12/20/60 (c)(g)	17,977,686	17,901,497
Series 2011-H07 Class FA, 0.678% 2/20/61 (c)(g)	31,985,817	31,852,564
Series 2011-H12 Class FA, 0.668% 2/20/61 (c)(g)	43,841,618	43,638,851
Series 2011-H13 Class FA, 0.678% 4/20/61 (c)(g)	17,615,135	17,542,491
Series 2011-H14:
Class FB, 0.678% 5/20/61 (c)(g)	20,080,703	19,987,850
Class FC, 0.678% 5/20/61 (c)(g)	18,897,338	18,814,719
Series 2011-H17 Class FA, 0.708% 6/20/61 (c)(g)	24,894,173	24,824,719
Series 2011-H21 Class FA, 0.778% 10/20/61 (c)(g)	27,947,324	27,947,324
Series 2012-H01 Class FA, 0.878% 11/20/61 (c)(g)	23,145,614	23,247,130
Series 2012-H03 Class FA, 0.878% 1/20/62 (c)(g)	14,087,944	14,150,382
Series 2012-H06 Class FA, 0.808% 1/20/62 (c)(g)	21,858,489	21,886,861
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-H07 Class FA, 0.808% 3/20/62 (c)(g)	$ 12,980,555	$ 12,993,626
Series 2012-H26, Class CA, 0.708% 7/20/60 (c)(g)	48,563,662	48,460,319
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	4,185,073	4,679,802
Series 1997-8 Class PE, 7.5% 5/16/27	1,631,549	1,939,540
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	9,982,669	2,011,321
sequential payer Series 2004-24 Class ZM, 5% 4/20/34	12,421,036	14,059,209
Series 2004-32 Class GS, 6.3245% 5/16/34 (c)(d)(f)	2,404,914	467,195
Series 2004-73 Class AL, 7.0245% 8/17/34 (c)(d)(f)	2,690,273	486,474
Series 2007-35 Class SC, 39.195% 6/16/37 (c)(f)	211,607	393,616
Series 2008-60 Class SH, 5.9745% 7/16/38 (c)(d)(f)	6,636,666	1,074,834
Series 2010-H10 Class FA, 0.4986% 5/20/60 (c)(g)	14,119,840	13,922,134
Series 2012-76 Class GS, 6.5245% 6/16/42 (c)(d)(f)	10,314,416	1,833,108
Series 2012-97 Class JS, 6.0745% 8/16/42 (c)(d)(f)	31,798,571	5,161,872
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,086,757,944)		1,098,953,718
Commercial Mortgage Securities - 3.7%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5321% 4/25/19 (c)	33,290,736	33,300,490
sequential payer Series KO34 Class A2, 3.531% 7/25/23	137,300,000	139,807,785
Series K032 Class A2, 3.31% 5/25/23	87,650,000	87,987,049
Series K033 Class A2, 3.06% 7/25/23	117,670,000	115,605,209
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $373,527,682)		376,700,533
Cash Equivalents - 5.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) # (Cost $509,016,000)	$ 509,019,243	$ 509,016,000
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $11,077,017,905)		11,106,593,777
NET OTHER ASSETS (LIABILITIES) - (9.2)%		(940,054,859)
NET ASSETS - 100%		$ 10,166,538,918
TBA Sale Commitments
	Principal Amount
Fannie Mae
2.5% 12/1/28	$ (85,000,000)	(84,920,313)
2.5% 12/1/28	(4,000,000)	(3,996,250)
2.5% 12/1/28	(4,000,000)	(3,996,250)
2.5% 12/1/28	(5,000,000)	(4,995,313)
2.5% 12/1/28	(33,000,000)	(32,969,063)
2.5% 12/1/43	(71,400,000)	(65,721,472)
3% 12/1/43	(18,300,000)	(17,665,219)
3% 12/1/43	(19,500,000)	(18,823,594)
3.5% 12/1/43	(71,400,000)	(72,041,486)
3.5% 12/1/43	(15,000,000)	(15,134,766)
3.5% 12/1/43	(14,800,000)	(14,932,969)
4% 12/1/28	(4,700,000)	(5,000,359)
4% 12/1/43	(14,600,000)	(15,237,610)
4% 12/1/43	(14,600,000)	(15,237,610)
4% 12/1/43	(14,300,000)	(14,924,508)
4.5% 12/1/43	(15,500,000)	(16,545,039)
4.5% 12/1/43	(14,900,000)	(15,904,586)
5% 12/1/43	(9,000,000)	(9,788,906)
5% 12/1/43	(9,000,000)	(9,788,906)
5% 12/1/43	(9,100,000)	(9,897,670)
5.5% 12/1/43	(14,000,000)	(15,316,875)
5.5% 12/1/43	(14,000,000)	(15,316,875)
5.5% 12/1/43	(13,700,000)	(14,988,656)
TOTAL FANNIE MAE		(493,144,295)
TBA Sale Commitments - continued
	Principal Amount	Value
Freddie Mac
3% 12/1/43	$ (18,300,000)	$ (17,585,156)
Ginnie Mae
3.5% 12/1/43	(14,800,000)	(15,124,906)
4.5% 12/1/43	(15,300,000)	(16,441,524)
TOTAL GINNIE MAE		(31,566,430)
TOTAL TBA SALE COMMITMENTS (Proceeds $542,619,039)		$ (542,295,881)
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/(Depreciation)
CME	Jun. 2015	$ 38,866,000	3-month LIBOR	0.46%	$ (159,514)	$ 0	$ (159,514)
CME	Oct. 2015	131,200,000	0.47%	3-month LIBOR	329,098	0	329,098
CME	Jun. 2018	153,837,000	3-month LIBOR	1.31%	(1,152,077)	0	(1,152,077)
CME	Jun. 2018	54,325,000	3-month LIBOR	1.23%	(199,525)	0	(199,525)
CME	Oct. 2018	77,600,000	1.58%	3-month LIBOR	818,724	0	818,724
CME	Jul. 2023	21,033,000	3-month LIBOR	2.4%	481,702	0	481,702
CME	Oct. 2023	57,600,000	2.8%	3-month LIBOR	231,472	0	231,472
TOTAL INTEREST RATE SWAPS					$ 349,880	$ 0	$ 349,880

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $682,739.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(h) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,681,371.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$509,016,000 due 12/02/13 at 0.08%
Credit Agricole CIB New York Branch	$ 389,351,897
Mizuho Securities USA, Inc.	119,664,103
$ 509,016,000
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $11,076,990,543. Net unrealized appreciation aggregated $29,603,234, of which $160,095,796 related to appreciated investment securities and $130,492,562 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.

For collateralized mortgage obligations, and commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2014